Income Taxes - Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate (Parentheticals) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Taxes at the Hong Kong Profit Tax Rate [Line Items]
First Hong Kong	$ 2	$ 2
Profit rate	8.25%	8.25%